Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of common shares are issued and outstanding
	2022		2021
	Number	Amount	Number	Amount
Legacy Rumble Class A common shares	—	$—	8,119,690	$43,223,609
Legacy Rumble Class B common shares	—	—	135,220	129,761
Class A Common Stock	111,467,763	741,013	—	—
Class C Common Stock	167,662,214	16,766	—	—
Class D Common Stock	105,782,403	10,578	—	—
Balance	384,912,380	$768,357	8,254,910	$43,353,370

Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model
	Legacy Rumble	Rumble
Fair value of options	$0.27 – $30.57	$9.44 – $11.13
Share price	$1.93 – $41.23	$10.60 – $12.49
Exercise price	$0.48 – $165.80	$10.60 – $12.49
Risk free interest rate	0.52% – 1.33%	3.72%
Volatility	60% – 85%	95%
Expected life	3 – 20 years	10 years
Dividend rate	0.00%	0.00%

Schedule of stock option transactions
	2022		2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, beginning of year	3,531,064	$2.25	3,433,000	$0.48
Granted	442,052	10.94	98,064	64.28
Forfeited	(404)	165.80	—	—
Increase on conversion	54,634,745	0.14	—	—
Outstanding, end of period	58,607,457	$0.22	3,531,064	$2.25
Vested and exercisable	57,790,418	$0.09	3,493,297	$1.17

Schedule of weighted average fair value of the outstanding options
	2022		2021
Expiry	Exercise Price	Share Options	Exercise Price	Share Options
2024	$2.50	157,000	$41.23	9,530
2026	2.50	376,768	41.23	22,870
2031	0.27	137,904	4.52	8,370
2031	2.50	40,032	41.23	2,430
2031	10.06	332,931	165.80	20,614
2032	10.60	363,441	—	—
2032	12.49	78,634	—	—
2040	0.03	56,556,501	0.48	3,433,000
2041	2.50	564,246	41.23	34,250
Total		58,607,457		3,531,064
Weighted average remaining contractual life of options outstanding		17 years		19 years